                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-7115

                      (Investment Company Act File Number)

                       Federated Total Return Series, Inc.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 9/30/05

               Date of Reporting Period: Six months ended 3/30/05

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2005		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.11		$10.23	$10.46	$10.31	$ 9.84	$9.77
Income From Investment Operations:
Net investment income	0.27		0.43	0.39	0.60	0.68	0.68
Net realized and unrealized gain (loss) on investments	(0.17)		(0.03)	(0.12)	0.23	0.47	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.10		0.40	0.27	0.83	1.15	0.76
Less Distributions:
Distributions from net investment income	(0.27)		(0.44)	(0.39)	(0.60)	(0.68)	(0.68)
Distributions from net realized gain on investments	--		(0.08)	(0.11)	(0.08)	--	(0.01)
TOTAL DISTRIBUTIONS	(0.27)		(0.52)	(0.50)	(0.68)	(0.68)	(0.69)
Net Asset Value, End of Period	$ 9.94		$10.11	$10.23	$10.46	$10.31	$9.84
Total Return [1]	0.99%		4.09%	2.62%	8.40%	12.03%	8.11%

Ratios to Average Net Assets:
Expenses	0.33	% [2]	0.33%	0.31%	0.30%	0.30%	0.30%
Net investment income	5.43	% [2]	4.23%	3.78%	5.82%	6.63%	7.07%
Expense waiver/reimbursement [3]	0.50	% [2]	0.51%	0.51%	0.55%	0.67%	2.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$247,152		$242,943	$309,572	$300,613	$139,737	$36,722
Portfolio turnover	32%		86%	127%	105%	99%	66%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2005		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.11		$10.23	$10.46	$10.31	$ 9.84	$9.77
Income From Investment Operations:
Net investment income	0.26		0.40	0.36	0.57	0.65	0.66
Net realized and unrealized gain (loss) on investments	(0.17)		(0.03)	(0.12)	0.23	0.47	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.09		0.37	0.24	0.80	1.12	0.73
Less Distributions:
Distributions from net investment income	(0.26)		(0.41)	(0.36)	(0.57)	(0.65)	(0.65)
Distributions from net realized gain on investments	--		(0.08)	(0.11)	(0.08)	--	(0.01)
TOTAL DISTRIBUTIONS	(0.26)		(0.49)	(0.47)	(0.65)	(0.65)	(0.66)
Net Asset Value, End of Period	$ 9.94		$10.11	$10.23	$10.46	$10.31	$9.84
Total Return [1]	0.84%		3.78%	2.31%	8.07%	11.69%	7.79%

Ratios to Average Net Assets:
Expenses	0.63	% [2]	0.63%	0.61%	0.60%	0.60%	0.60%
Net investment income	5.10	% [2]	3.93%	3.48%	5.53%	6.28%	6.72%
Expense waiver/reimbursement [3]	0.45	% [2]	0.46%	0.46%	0.50%	0.62%	2.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$54,850		$51,855	$48,632	$48,896	$33,261	$406
Portfolio turnover	32%		86%	127%	105%	99%	66%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2004	Ending Account Value 3/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,009.90	$1.65
Institutional Service Shares	$1,000	$1,008.40	$3.15
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.29	$1.66
Institutional Service Shares	$1,000	$1,021.79	$3.18

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.33%
Institutional Service Shares	0.63%

Portfolio of Investments Summary Table

At March 31, 2005, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	92.9%
Non-Agency Mortgage-Backed Securities	5.6%
Cash Equivalents [2]	8.8%
Other Assets and Liabilities--Net [3]	(7.3)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents include repurchase agreements, as more fully described in the Fund's prospectus, which are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. Includes repurchase agreements purchased with proceeds received in dollar roll transactions (5.1%).

3 See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2005 (unaudited)

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--91.5%
		Federal Home Loan Mortgage Corporation--34.6%
$19,687,634		4.500%, 1/1/2019 - 5/1/2019	$19,312,178
46,295,909	[1]	5.000%, 11/1/2017 - 4/1/2035	45,711,418
29,498,973		5.500%, 12/1/2033 - 6/1/2034	29,609,244
2,032,010		6.000%, 1/1/2025 - 5/1/2034	2,081,721
2,298,779		6.500%, 7/1/2034	2,387,946
3,555,905		7.000%, 6/1/2028 - 10/1/2032	3,748,333
1,312,627		7.500%, 1/1/2027 - 2/1/2031	1,408,974
272,671		8.000%, 3/1/2031	293,920
		TOTAL	104,553,734
		Federal National Mortgage Association--54.6%
8,527,616		4.500%, 11/1/2018 - 5/1/2019	8,354,735
16,281,766		5.000%, 6/1/2018 - 11/1/2034	16,203,967
64,611,274	[1]	5.500%, 2/1/2018 - 4/1/2035	65,004,145
48,257,707	[1]	6.000%, 2/1/2019 - 5/1/2035	49,499,326
20,599,184		6.500%, 2/1/2014 - 11/1/2032	21,402,056
4,028,419		7.000%, 6/1/2016 - 7/1/2032	4,249,370
110,876		7.500%, 4/1/2015 - 12/1/2031	117,770
54,464		8.000%, 12/1/2026	59,083
		TOTAL	164,890,452
		Government National Mortgage Association--2.3%
5,630,243		5.000%, 5/15/2034 - 6/15/2034	5,565,803
401,888		7.000%, 9/15/2028 - 11/15/2031	426,749
62,012		7.500%, 7/15/2030	66,907
874,110		8.000%, 10/15/2030 - 11/15/2030	945,268
		TOTAL	7,004,727
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $276,255,353)	276,448,913
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--5.8%
		Federal Home Loan Mortgage Corporation--0.2%
$11,969,029		4.500%, 8/15/2011, REMIC 2706 IO	$557,535
		Federal National Mortgage Association--0.0%
319,727		6.500%, 3/1/2032, REMIC 3212	73,328
		Non-Agency Mortgage--5.6%
2,650,034		CHASE Mortgage Finance Corp. 2003-S11, Class 1A1, 5.000%, 10/25/2033	2,572,155
2,861,268		CHASE Mortgage Finance Corp. 2003-S14, Class 1A1, 5.000%, 1/25/2034	2,777,236
1,717,690		CHASE Mortgage Finance Corp. 2003-S15, Class 1A3, 6.000%, 1/25/2034	1,742,458
2,373	[2]	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	1,661
131,643	[2]	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	115,846
2,759,158		Master Asset Securitization Trust 2003-8, Class 1A1, 5.500%, 9/25/2033	2,744,019
635,060	[2]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.364%, 12/25/2027	197
26,385		Structured Asset Securities Corp. 2001-8A, Class 1A1, 8.000%, 5/25/2031	26,651
2,488,316		Wells Fargo Mortgage Backed Securities Trust 2003-18, Class A1, 5.500%, 12/25/2033	2,474,736
2,393,407		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.000%, 6/25/2018	2,368,725
2,191,707		Wells Fargo Mortgage Backed Securities Trust 2004-DD, Class 1A1, 4.630%, 1/25/2035	2,172,457
		TOTAL	16,996,141
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $18,383,123)	17,627,004
		ADJUSTABLE-RATE MORTGAGES--1.2%
		Federal National Mortgage Association--1.2%
3,776,109		4.427%, 5/1/2034, ARM (IDENTIFIED COST $3,786,582)	3,727,394
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
64,841		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.950%, 3/25/2015 (IDENTIFIED COST $64,742)	65,084
Principal Amount			Value
		REPURCHASE AGREEMENTS--8.8%
$10,919,000		Interest in $1,740,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.900%, dated 3/31/2005, to be repurchased at $10,919,880 on 4/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/24/2025, collateral market value $1,774,943,868	$10,919,000
3,000,000	[3,4]	Interest in $45,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 2.760%, dated 3/17/2005, to be repurchased at $3,007,360 on 4/18/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/20/2034, collateral market value $46,541,474	3,000,000
12,500,000	[3,4]	Interest in $123,000,000 joint repurchase agreement with Goldman Sachs & Co., 2.720%, dated 3/14/2005, to be repurchased at $12,528,333 on 4/13/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2035, collateral market value $125,630,626	12,500,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	26,419,000
		TOTAL INVESTMENTS--107.3% (IDENTIFIED COST $324,908,800) [5]	324,287,395
		OTHER ASSETS AND LIABILITIES - NET--(7.3)%	(22,285,309)
		TOTAL NET ASSETS--100%	$302,002,086

1 All or a portion of these securities are subject to dollar roll transactions.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2005, these securities amounted to $117,704 which represents 0.04% of total net assets.

3 Security held as collateral for dollar roll transactions.

4 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement in seven days.

5 The cost of investments for federal tax purposes amounts to $324,908,800.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
IO	--Interest Only
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $324,908,800)		$324,287,395
Cash		1,003
Income receivable		1,290,295
Receivable for investments sold		8,060,642
Receivable for shares sold		166,298
Prepaid expenses		22,790
TOTAL ASSETS		333,828,423
Liabilities:
Payable for investments purchased	$15,101,448
Payable for shares redeemed	728,026
Income distribution payable	528,935
Payable for dollar roll transactions	15,440,500
Payable for distribution services fee (Note 5)	2,321
Payable for shareholder services fee (Note 5)	25,107
TOTAL LIABILITIES		31,826,337
Net assets for 30,388,592 shares outstanding		$302,002,086
Net Assets Consist of:
Paid-in capital		$310,149,623
Net unrealized depreciation of investments		(621,405)
Accumulated net realized loss on investments		(7,078,779)
Distributions in excess of net investment income		(447,353)
TOTAL NET ASSETS		$302,002,086
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($247,152,582 ÷ 24,869,406 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.94
Institutional Service Shares:
($54,849,504 ÷ 5,519,186 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.94

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2005 (unaudited)

Investment Income:
Interest (net of dollar roll expense of $202,098)			$8,524,164
Expenses:
Investment adviser fee (Note 5)		$592,326
Administrative personnel and services fee (Note 5)		118,909
Custodian fees		11,053
Transfer and dividend disbursing agent fees and expenses		37,896
Directors'/Trustees' fees		2,374
Auditing fees		9,525
Legal fees		5,721
Portfolio accounting fees		44,437
Distribution services fee--Institutional Service Shares (Note 5)		64,460
Shareholder services fee--Institutional Shares (Note 5)		305,744
Shareholder services fee--Institutional Service Shares (Note 5)		64,177
Share registration costs		14,251
Printing and postage		6,042
Insurance premiums		4,887
Taxes		10,657
Miscellaneous		1,505
TOTAL EXPENSES		1,293,964
Waivers (Note 5):
Waiver of investment adviser fee	$(357,859)
Waiver of administrative personnel and services fee	(6,071)
Waiver of distribution services fee--Institutional Service Shares	(51,568)
Waiver of shareholder services fee--Institutional Shares	(305,743)
TOTAL WAIVERS		(721,241)
Net expenses			572,723
Net investment income			7,951,441
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			(2,551,826)
Net change in unrealized appreciation of investments			(2,619,208)
Net realized and unrealized loss on investments			(5,171,034)
Change in net assets resulting from operations			$2,780,407

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Six Months Ended March 31, 2005 (unaudited)

	Six Months Ended (unaudited) 3/31/2005	Year Ended 9/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,951,441	$13,380,913
Net realized gain (loss) on investments	(2,551,826)	(4,526,953)
Net change in unrealized appreciation/depreciation of investments	(2,619,208)	2,937,421
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,780,407	11,791,381
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,579,427)	(11,835,444)
Institutional Service Shares	(1,304,972)	(2,024,179)
Distributions from net realized gain on investments
Institutional Shares	--	(2,342,722)
Institutional Service Shares	--	(391,532)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,884,399)	(16,593,877)
Share Transactions:
Proceeds from sale of shares	48,720,274	87,441,093
Net asset value of shares issued to shareholders in payment of distributions declared	4,395,039	8,845,620
Cost of shares redeemed	(40,807,123)	(154,890,621)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,308,190	(58,603,908)
Change in net assets	7,204,198	(63,406,404)
Net Assets:
Beginning of period	294,797,888	358,204,292
End of period (including distributions in excess of net investment income of $(447,353) and $(514,395), respectively)	$302,002,086	$294,797,888

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2005 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. U.S. government securities and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$285,147

Dollar Roll Transactions

The Fund enters into dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the year ended March 31, 2005, was as follows:

Maximum amount outstanding during the period	$30,887,028
Average amount outstanding during the period [1]	$17,053,759
Average shares outstanding during the period	29,474,821
Average debt per shares outstanding during the period	$0.58

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended March 31, 2005.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2005, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2005		Year Ended 9/30/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,174,168	$31,979,960	6,892,406	$69,529,405
Shares issued to shareholders in payment of distributions declared	364,477	3,665,541	768,312	7,758,166
Shares redeemed	(2,704,405)	(27,258,758)	(13,872,017)	(139,763,740)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	834,240	$8,386,743	(6,211,299)	$(62,476,169)

	Six Months Ended 3/31/2005		Year Ended 9/30/2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,661,903	$16,740,314	1,770,388	$17,911,688
Shares issued to shareholders in payment of distributions declared	72,573	729,498	107,715	1,087,454
Shares redeemed	(1,345,401)	(13,548,365)	(1,499,545)	(15,126,881)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	389,075	$3,921,447	378,558	$3,872,261
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,223,315	$12,308,190	(5,832,741)	$(58,603,908)

4. FEDERAL TAX INFORMATION

At March 31, 2005, the cost of investments for federal tax purposes was $324,908,800. The net unrealized depreciation of investments for federal tax purposes was $621,405. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,016,560 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,637,965.

At September 30, 2004, the Fund had a capital loss carryforward of $61,009 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2012.

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2004, for federal income tax purposes, post October losses of $4,465,944 were deferred to October 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended March 31, 2005, FSC retained $12,892 of fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended March 31, 2005, FSSC retained $5,582 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended March 31, 2005, were as follows:

Purchases	$4,734,084
Sales	$8,921,219

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

G02367-01 (5/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2005

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	3/31/2005		9/30/2004	9/30/2003	[1]
Net Asset Value, Beginning of Period	$1.87		$1.90	$1.92
Income From Investment Operations:
Net investment income	0.02		0.04	0.05
Net realized and unrealized loss on investments, options, and futures contracts	(0.01)		(0.03)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.01		0.01	0.03
Less Distributions:
Distributions from net investment income	(0.02)		(0.04)	(0.05)
Net Asset Value, End of Period	$1.86		$1.87	$1.90
Total Return [2]	0.62%		0.68%	1.23%

Ratios to Average Net Assets:
Expenses	0.90	% [3]	0.90%	0.90	% [3]
Net investment income	2.23	% [3]	2.34%	2.53	% [3]
Expense waiver/reimbursement [4]	0.40	% [3]	0.40%	0.37	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$207,884		$340,610	$432,352
Portfolio turnover	15%		39%	63%

1 Reflects operations for the period from October 11, 2002 (date of initial public investment) to September 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2004	Ending Account Value 3/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,006.20	$4.50
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.44	$4.53

1 Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At March 31, 2005, the Fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	46.3%	Aaa	43.2%
AA	4.8%	Aa	8.8%
A	23.2%	A	20.0%
BBB	15.1%	Baa	14.9%
BB	0.1%	Ba	0.1%
B	0.2%	B	0.2%
CCC	0.1%	Caa	0.1%
CC	0.0%	Ca	0.0%
C	0.0%	C	0.0%
D	0.0%	D	0.0%
Not Rated by S&P 3	0.7%	Not Rated by Moody's 3	3.2%
Cash Equivalents [4]	9.2%	Cash Equivalents [4]	9.2%
Other Assets and Liabilities--Net [5]	0.3%	Other Assets and Liabilities--Net [5]	0.3%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term credit quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total net assets, 0.1% are fixed-income securities (excluding cash equivalents) that do not have long-term, credit-quality ratings by either of these NRSROs.

2 As of the date specified above, the Fund owned shares of affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

5 See Statement of Assets and Liabilities.

At March 31, 2005, the Fund's portfolio composition 6 was as follows:

Security	Percentage of Total Net Assets [2]
Corporate Debt Securities	37.8%
Mortgage-Backed Securities [7]	15.3%
Asset-Backed Securities	36.0%
U.S. Treasury and Agency Securities [8]	1.4%
Cash Equivalents [4]	9.2%
Other Assets and Liabilities--Net [5]	0.3%
TOTAL	100.0%

6 This table depicts the Fund's portfolio composition by security type. Unless otherwise noted, these security types correspond with the security types listed in the Portfolio of Investments, which follows.

7 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable-rate, mortgage-backed securities.

8 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

Portfolio of Investments

March 31, 2005 (unaudited)

Principal Amount			Value
		ADJUSTABLE-RATE MORTGAGES--3.7%
		Federal National Mortgage Association--3.7%
$17,922,740		FNMA ARM 544848, 3.822%, 4/01/2030	$18,258,137
7,791,499		FNMA ARM 544872, 3.971%, 7/01/2034	7,914,710
3,492,742		FNMA ARM 556379, 3.422%, 5/01/2040	3,526,436
9,942,646		FNMA ARM 618128, 3.368%, 8/01/2033	9,995,844
996,172		FNMA ARM 638822, 4.970%, 6/01/2032	1,027,513
		TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $40,731,555)	40,722,640
		ASSET-BACKED SECURITIES--35.8%
		Auto Receivables--16.6%
3,953,567		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	3,987,475
2,000,000		Americredit Automobile Receivables Trust 2004-1, Class A3, 3.22%, 7/6/2008	1,987,555
6,000,000		Americredit Automobile Receivable Trust 2005-AX, Class A3, 3.63%, 1/6/2010	5,909,220
2,000,000		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	1,979,120
3,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	3,500,525
4,500,000		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	4,423,454
2,247,113		Capital One Auto Finance Trust 2002-B, Class A3A, 2.71%, 10/16/2006	2,247,140
3,263,835		Capital One Auto Finance Trust 2003-A, Class A3A, 1.83%, 10/15/2007	3,249,148
5,000,000		Capital One Auto Finance Trust 2004-B, Class A3, 2.96%, 7/15/2008	4,923,100
3,677,542		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.820%, 7/16/2007	3,653,675
4,300,223		DaimlerChrysler Auto Trust 2004-A, Class A2, 1.41%, 11/8/2006	4,286,454
15,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 2.87%, 5/15/2007	15,010,350
3,000,000		Drivetime Auto Owner Trust 2005-A, Class A3, 4.302%, 12/15/2009	3,000,000
2,812,664	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	2,813,712
219,824	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	220,052
857,499		Harley-Davidson Motorcycle Trust 2001-2, Class B, 4.51%, 6/15/2009	857,130
1,004,638		Harley-Davidson Motorcycle Trust 2001-3, Class B, 3.72%, 10/15/2009	996,520
1,847,399		Harley-Davidson Motorcycle Trust 2003-4, Class A1, 1.47%, 4/15/2008	1,835,873
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$1,503,197		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	$1,452,194
4,179,637		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 5/15/2012	4,089,816
6,500,000		Honda Auto Receivables Owner Trust 2003-4, Class A3, 2.190%, 5/15/2007	6,446,960
8,000,000		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	7,918,880
6,578,241	[1,2]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	6,571,916
4,276,038		Long Beach Auto Receivables Trust 2004-A, Class A1, 1.503%, 9/15/2008	4,234,646
8,000,000		Long Beach Auto Receivables Trust 2004-C, Class A3, 3.402%, 9/15/2009	7,914,000
485,697		M&I Auto Loan Trust 2001-1, Class A4, 4.97%, 3/20/2007	485,998
6,910,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	6,934,254
1,113,356		M&I Auto Loan Trust 2003-1, Class A2, 1.60%, 7/20/2006	1,113,233
874,822		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	879,225
3,012,467		Morgan Stanley Auto Loan Trust 2003-HB1, Class A1, 1.46%, 7/16/2007	2,990,201
2,680,044		National City Auto Receivable Trust 2004-A, Class A2, 1.50%, 2/15/2007	2,672,558
673,586		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	675,977
7,000,000		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008	6,871,970
1,000,000		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	985,540
4,000,000		Nissan Auto Receivables Owner Trust 2004-A, Class A3, 2.01%, 11/15/2007	3,926,000
6,000,000		Nissan Auto Lease Trust 2004-A, Class A3, 2.90%, 8/15/2007	5,922,368
7,562,786		Onyx Acceptance Auto Owner Trust 2004-C, Class A2, 2.39%, 9/25/2007	7,537,224
4,673,132		Toyota Auto Receivables Owner Trust 2003-A, Class A, 2.83%, 3/15/2007	4,676,964
3,483,313		USAA Auto Owner Trust 2004-1, Class A2, 1.43%, 9/15/2006	3,472,723
8,000,000		Volkswagen Auto Lease Trust 2004-A, Class A4A, 3.09%, 8/20/2010	7,851,280
762,696		WFS Financial Owner Trust 2002-2, Class A3, 3.81%, 2/20/2007	763,993
5,865,000		WFS Financial Owner Trust 2002-3, Class A4, 3.50%, 2/20/2010	5,859,194
10,000,000		WFS Financial Owner Trust 2003-1, Class A4, 2.74%, 9/20/2010	9,830,400
6,000,000		WFS Financial Owner Trust 2005-2, Class A3, 4.16%, 12/17/2007	5,998,140
2,250,000		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007	2,230,654
		TOTAL	185,186,811
		Credit Card--6.6%
4,000,000		ARRAN Master Trust 2000-C, Class C, 3.89%, 9/15/2007	4,006,360
8,000,000		American Express Credit Account Master Trust 2004-5, Class A, 2.90%, 4/15/2012	8,026,240
5,000,000		Bank One Issuance Trust 2004-A2, Class A2, 2.84%, 10/15/2009	5,006,450
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--continued
$7,000,000		Capital One Multi Asset Execution Trust 2003-A6, Class A6, 2.95%, 8/17/2009	$6,892,690
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 3.31%, 10/15/2007	3,756,600
4,000,000		Citibank Credit Card Issuance Trust 2002-C1, Class C1, 3.76%, 2/9/2009	4,029,920
15,000,000		Citibank Credit Card Issuance Trust 2003-A2, Class A2, 2.70%, 1/15/2010	14,905,650
10,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 2.48%, 11/25/2013	9,996,568
10,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 3.065%, 10/7/2013	10,068,700
4,000,000		MBNA Credit Card Master Note Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,111,040
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 3.24%, 9/15/2009	2,515,050
		TOTAL	73,315,268
		Equipment Lease--0.7%
2,500,000		CNH Equipment Trust 2005-A, Class A3, 4.02%, 10/15/2008	2,483,975
3,399,566		Great America Leasing Receivables 2004-1, Class B, 3.470%, 3/20/2010	3,331,575
2,124,729		Great America Leasing Receivables 2004-1, Class C, 3.710%, 7/20/2011	2,087,886
		TOTAL	7,903,436
		Home Equity Loan--7.6%
7,107	[1]	AQ Finance NIM Trust 2002-N6, Class NOTE, 3.50%, 12/25/2007	7,125
559,526		Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 3.37%, 12/25/2033	559,876
5,000,000		Ameriquest Mortgage Securities, Inc. 2004-IA1, Class A3, 3.50%, 9/25/2034	5,043,550
9,937,346		Amortizing Residential Collateral Trust 2002-BC2, Class AIO, 6.00%, 4/25/2005	1,590
1,761,935		Asset Backed Funding Corp. NIM 2004-OPT 1, Class N1, 4.55%, 11/26/2033	1,752,161
11,283,819		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE3, Class 2AIO, 5.00%, 4/15/2005	8,801
291,616	[1]	Bayview Financial Acquisition Trust 1998-1, Class MII1, 3.60%, 5/25/2029	282,118
437,197	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	448,049
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 2.727%, 3/25/2020	991,719
1,053,940	[1]	Chase Funding Net Interest Margin Trust, Class NOTE, 3.75%, 3/27/2035	1,052,370
57,938		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	58,096
3,441,006		Countrywide Asset Backed Certificates 2004-4, Class A, 3.220%, 8/25/2034	3,449,849
3,260,476		Fifth Third Home Equity Loan Trust 2003-1, Class A, 3.10%, 9/20/2023	3,266,715
2,876,571		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 3.20%, 3/25/2034	2,882,413
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$1,362,420		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 3.09%, 11/25/2034	$1,362,207
4,000,000		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF3, Class A2C, 3.33%, 5/25/2034	4,026,252
6,000,000		First Franklin Mortgage Loan Asset Backed Certificates 2005-FF1, Class A2B, 3.07%, 1/4/2010	5,993,436
1,111,612	[1]	First Franklin NIM Trust 2004-FF1, Class N1, 4.50%, 11/25/2034	1,109,909
4,195,274	[1]	First Franklin NIM Trust 2004-FF7, Class A, 5.00%, 9/27/2034	4,181,553
179,888	[1]	First Franklin NIM Trust 2004-FFA, Class A, 5.00%, 3/27/2024	179,888
188,894	[1]	Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	189,261
6,820,597	[1]	Long Beach Asset Holdings Corp. 2004-1, Class N1, 3.050%, 2/25/2009	6,825,631
3,533,416	[1]	Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	3,520,382
648,410		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	650,841
109,415		NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	26,260
5,754,158		Novastar Home Equity Loan 2004-4 A1B, Class A1B, 3.25%, 11/17/2034	5,768,198
303,907	[1]	Option One Mortgage Securities, Inc. 2003-5, Class NOTE, 6.90%, 7/26/2033	305,807
1,956,804		Option One Mortgage Loan Trust 2005-1, Class A1B, 3.18%, 3/22/2035	1,961,716
7,946,145		Quest Trust 2004 - X1, Class A, 3.18%, 3/25/2034	7,961,084
7,600,000		Residential Asset Mortgage Products, Inc. 2003-RS10, Class AI2, 3.12%, 5/25/2025	7,575,064
32,724,200		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AIO, 5.75%, 7/25/2005	465,273
6,895,263		Residential Asset Securitization Trust 2003-KS6, Class A2, 3.15%, 8/25/2033	6,908,192
4,875,629		Saxon Asset Securities Trust 2005-1, Class A1, 3.08%, 3/25/2035	4,884,698
316,989	[1]	Saxon Net Interest Margin Trust, Class A, 6.656%, 8/26/2033	318,574
11,646,538		Structured Asset Securities Corp. 2002-HF1, Class AIO, 6.00%, 5/25/2005	104,225
		TOTAL	84,122,883
		Manufactured Housing--0.9%
26,439		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	26,530
1,832,997		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	1,921,605
6,924,523		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	7,421,842
174,099		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	169,567
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 5.345%, 6/7/2016	514,914
		TOTAL	10,054,458
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--2.4%
$164,230		ACAS Business Loan Trust 2003-1A, Class A, 3.40%, 4/20/2014	$164,098
9,000,000		CIT Equipment Collateral 2004-VT1, Class A3, 2.20%, 3/20/2008	8,860,175
10,000,000		CNH Equipment Trust 2004-A, Class A3B, 2.95%, 10/15/2008	9,915,300
791,226	[1]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	792,236
3,500,000		Mellon Bank Premium Finance Loan Master Trust 2002-1, Class A, 3.31%, 12/17/2007	3,503,605
3,000,000		Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 3.78%, 6/15/2009	3,004,050
		TOTAL	26,239,464
		Rate Reduction Bond--1.0%
8,395,736		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	8,245,200
2,694,678		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	2,755,605
		TOTAL	11,000,805
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $402,196,809)	397,823,125
		GOVERNMENT AGENCIES--1.4%
		Federal National Mortgage Association--1.4%
16,000,000		Federal National Mortgage Association, Unsecd. Note, 2.50%, 6/15/2006 (IDENTIFIED COST $15,944,219)	15,770,080
		CORPORATE BONDS--37.6%
		Basic Industries - Chemicals--0.4%
4,300,000		Praxair, Inc., 2.75%, 6/15/2008	4,098,975
		Capital Goods - Aerospace & Defense--0.9%
2,250,000		Boeing Capital Corp., 5.65%, 5/15/2006	2,291,648
7,500,000		General Dynamics Corp., 2.125%, 5/15/2006	7,362,075
		TOTAL	9,653,723
		Capital Goods - Diversified Manufacturing--0.3%
3,000,000	[1,2]	Tyco International Group SA, Note, 4.436%, 6/15/2007	3,002,547
		Capital Goods - Environmental--0.5%
5,000,000		Waste Management Inc., Note, 7.00%, 10/15/2006	5,200,200
		Communications - Media & Cable--1.3%
3,750,000		Comcast Corp., 6.375%, 1/30/2006	3,823,313
2,000,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	2,046,040
6,000,000	[1,2]	Cox Communications, Inc., 3.55%, 12/14/2007	6,039,738
2,340,000		Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005	2,411,627
		TOTAL	14,320,718
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--1.7%
$7,000,000		Clear Channel Communications, Inc., 3.125%, 2/1/2007	$6,794,123
7,700,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	7,910,364
4,000,000		Univision Communications, Inc., Unsecd. Note, 2.875%, 10/15/2006	3,920,692
		TOTAL	18,625,179
		Communications - Telecom Wireless--1.8%
7,500,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	7,509,675
2,600,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	2,673,863
10,000,000		Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006	10,200,100
		TOTAL	20,383,638
		Communications - Telecom Wirelines--1.3%
2,000,000		BellSouth Corp., 2.92%, 11/15/2007	2,000,780
7,250,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	7,386,590
4,600,000		Telefonos de Mexico, 8.25%, 1/26/2006	4,754,192
		TOTAL	14,141,562
		Consumer Cyclical - Automotive--3.1%
5,600,000		American Honda Finance Corp., 3.85%, 11/6/2008	5,496,512
3,000,000		DaimlerChrysler North America Holding Corp., 7.75%, 6/15/2005	3,026,430
4,070,000		DaimlerChrysler North America Holding Corp., Floating Rate Note, 3.20%, 3/7/2007	4,078,913
5,000,000		Ford Motor Credit Co., 3.92%, 9/28/2007	4,879,290
6,330,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	6,176,675
5,000,000		General Motors Acceptance Corp., Floating Rate Note, 3.92%, 10/20/2005	4,989,370
500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	503,576
5,000,000	[1,2]	VW Credit, Inc., 2.93%, 7/21/2005	5,012,200
		TOTAL	34,162,966
		Consumer Cyclical - Entertainment--1.3%
7,000,000		AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	7,150,570
7,000,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	7,050,610
		TOTAL	14,201,180
		Consumer Cyclical - Retailers--2.7%
9,100,000		CVS Corp., 5.625%, 3/15/2006	9,254,427
4,097,000		Nordstrom, Inc., Sr. Note, 5.625%, 1/15/2009	4,241,296
7,100,000		Target Corp., 3.375%, 3/1/2008	6,929,387
10,000,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	10,021,800
		TOTAL	30,446,910
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Food/Beverage--1.9%
$4,000,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	$3,926,920
7,500,000		General Mills, Inc., 3.875%, 11/30/2007	7,405,800
10,000,000		Kellogg Co., Note, 6.00%, 4/1/2006	10,207,000
		TOTAL	21,539,720
		Consumer Non-Cyclical Healthcare--0.3%
4,000,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	3,880,120
		Consumer Non-Cyclical Products--0.9%
7,500,000		Gillette Co., 2.875%, 3/15/2008	7,236,975
2,500,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,435,375
		TOTAL	9,672,350
		Consumer Non-Cyclical Supermarkets--0.2%
2,000,000		Safeway Inc., 6.15%, 3/1/2006	2,035,580
		Energy - Independent--0.3%
3,988,800	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	3,767,222
		Energy - Integrated--1.4%
8,500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	8,328,215
7,000,000		Conoco, Inc., 5.45%, 10/15/2006	7,148,540
		TOTAL	15,476,755
		Energy - Refining--0.5%
5,000,000		Valero Energy Corp., 7.375%, 3/15/2006	5,151,200
		Financial Institution - Banking--3.7%
7,500,000		Household Finance Corp., Note, 6.50%, 1/24/2006	7,660,875
7,600,000		Mellon Funding Corp., 7.50%, 6/15/2005	7,665,436
7,600,000		PNC Funding Corp., 5.75%, 8/1/2006	7,772,596
2,000,000		U.S. Banc Cap I, Company Guarantee, 8.27%, 12/15/2026	2,211,760
7,600,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	7,750,936
7,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	7,603,950
		TOTAL	40,665,553
		Financial Institution - Brokerage--1.9%
5,550,000	[1,2]	Goldman Sachs Group LP, 6.75%, 2/15/2006	5,683,700
7,500,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	8,110,275
7,600,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	7,772,444
		TOTAL	21,566,419
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--2.2%
$7,100,000		American Express Co., 3.75%, 11/20/2007	$6,983,063
3,650,000		Capital One Bank, Sr. Note, 8.25%, 6/15/2005	3,683,142
8,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	8,629,880
5,000,000		SLM Corp., Floating Rate Note, 3.859%, 12/15/2014	4,962,500
		TOTAL	24,258,585
		Financial Institution - Insurance - P&C--0.7%
7,300,000	[1,2]	Allstate Financial Global, Note, (Series 144A), 7.125%, 9/26/2005	7,425,268
		Financial Institution - REITs--1.0%
3,100,000		Archstone-Smith Trust, 3.00%, 6/15/2008	2,959,539
4,000,000		Duke Realty Corp., Floating Rate Note, 3.31%, 12/22/2006	4,001,360
4,655,000		EOP Operating LP, 8.375%, 3/15/2006	4,839,757
		TOTAL	11,800,656
		Foreign - Local - Government--1.4%
7,500,000		Ontario, Province of, 2.35%, 6/30/2006	7,380,825
7,600,000		Quebec, Province of, 5.50%, 4/11/2006	7,732,392
		TOTAL	15,113,217
		Technology--2.5%
1,000,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,057,730
7,000,000		Deluxe Corp., 3.50%, 10/1/2007	6,811,560
3,750,000		First Data Corp., 3.375%, 8/1/2008	3,626,625
2,800,000		Fiserv, Inc., Note, 4.00%, 4/15/2008	2,742,908
6,650,000		Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005	6,702,402
7,000,000		IBM Corp., 4.125%, 6/30/2005	7,020,230
		TOTAL	27,961,455
		Transportation - Airlines--0.6%
6,750,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	6,925,838
		Transportation - Railroads--0.2%
2,500,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	2,680,975
		Transportation - Services--0.6%
4,000,000		FedEx Corp., Note, 2.65%, 4/1/2007	3,876,840
3,000,000		Hertz Corp., 4.70%, 10/2/2006	2,959,887
		TOTAL	6,836,727
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--2.0%
$3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	$3,045,930
7,500,000		FPL Group, Inc., 3.25%, 4/11/2006	7,481,850
7,500,000		PSEG Power LLC, 6.875%, 4/15/2006	7,714,650
3,800,000		Pacific Gas & Electric Co., Unsecd. Note, 3.26%, 4/3/2006	3,803,724
		TOTAL	22,046,154
		TOTAL CORPORATE BONDS (IDENTIFIED COST $423,030,309)	417,041,392
		MORTGAGE-BACKED SECURITIES--0.7%
		Federal National Mortgage Association--0.7%
2,665,756		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	2,725,007
1,808,551		Federal National Mortgage Association, Pool 704530, 6.50%, 5/1/2033	1,878,845
3,386,791		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	3,518,426
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,157,197)	8,122,278
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.7%
		Federal Home Loan Mortgage Corporation--1.1%
3,517,625		Federal Home Loan Mortgage Corp. REMIC 2141 NI, 6.00%, 11/15/2027	252,079
1,451,043		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 3.16%, 2/15/2018	1,461,841
2,131,192		Federal Home Loan Mortgage Corp. REMIC SF1 A3, 2.00%, 12/15/2008	2,117,446
3,070,829		Federal Home Loan Mortgage Corp. Structured Pass Through Securities H010, Class A1, 1.582%, 9/15/2008	3,025,953
5,967,946		Federal Home Loan Mortgage Corp. Structured Pass Through Securities H008, Class A3, 2.29%, 6/15/2007	5,940,023
		TOTAL	12,797,342
		Federal National Mortgage Association--1.2%
13,933,333		Federal National Mortgage Association REMIC 2002-T14 S1, 5.25%, 4/15/2005	1,393
3,947,555		Federal National Mortgage Association REMIC 2003-33 PB, 4.00%, 2/25/2022	3,941,221
9,000,000		Federal National Mortgage Association REMIC 2003-99 TD, 5.00%, 1/25/2024	9,011,170
		TOTAL	12,953,784
		Non-Agency Mortgage--6.4%
745,648		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.234%, 2/25/2033	742,045
1,090,226	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.719%, 1/28/2029	1,013,910
2,803,128		Countrywide Home Loans 2003-15, Class 1A1, 3.35%, 6/25/2018	2,803,128
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$4,000,000		Crusade Global Trust 2005-1, Class A1, 2.927%, 6/17/2037	$4,000,280
4,000,000		Harwood Street Funding I LLC 2004-1, Class CTFS, 3.77%, 9/20/2009	3,982,920
2,146,431		Impac CMB Trust 2002-7, Class A, 3.28%, 11/25/2032	2,146,431
5,329,115		Impac CMB Trust 2004-7, Class 1A2, 3.31%, 11/25/2034	5,338,224
7,574,021		Impac CMB Trust 2004-9, Class 1A2, 3.29%, 2/25/2035	7,589,170
5,746,072		Master Asset Securitization Trust 2003-8, Class 3A2, 3.25%, 9/25/2033	5,746,072
267,823		Nomura Asset Acceptance Corp. 2004-AP1, Class A1, 3.050%, 3/25/2034	267,825
4,164	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.450%, 10/26/2023	3,290
7,989,191		Washington Mutual 2003-AR9, Class A2A, 2.341%, 9/25/2033	7,975,744
6,563,609		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	6,516,830
7,712,088		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	7,632,557
6,360,636		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.39%, 7/25/2034	6,291,997
8,810,204		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.737%, 7/25/2034	8,803,779
		TOTAL	70,854,202
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $99,209,365)	96,605,328
Shares or Principal Amount			Value
		MUTUAL FUNDS--2.6% [3]
2,457,824		Federated Mortgage Core Portfolio	$24,651,970
567,020		High Yield Bond Portfolio	3,872,746
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $28,619,936)	28,524,716
		REPURCHASE AGREEMENT--9.2%
$102,597,000		Interest in $1,740,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.90%, dated 3/31/2005 to be repurchased at $102,605,265 on 4/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/24/2025, collateral market value $1,774,943,868 (at amortized cost)	102,597,000
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $1,120,486,390) [4]	1,107,206,559
		OTHER ASSETS AND LIABILITIES - NET--0.3%	3,883,429
		TOTAL NET ASSETS--100%	$1,111,089,988

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2005, these securities amounted to $60,766,458 which represents 5.5% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At March 31, 2005, these securities amounted to $37,502,591 which represents 3.4% of total net assets.

3 Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $1,120,486,390.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
FNMA	--Federal National Mortgage Association
NIM	--Net Interest Margin
OPT	--Option
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2005 (unaudited)

Assets:
Total investments in securities, at value including $28,524,716 of investments in affiliated issuers (Note 5) (identified cost $1,120,486,390)		$1,107,206,559
Cash		15,703
Income receivable		8,928,539
Receivable for investments sold		3,941
Receivable for shares sold		2,198,398
TOTAL ASSETS		1,118,353,140
Liabilities:
Payable for shares redeemed	$5,241,386
Income distribution payable	1,228,379
Payable for distribution services fee (Note 5)	101,578
Payable for shareholder services fee (Note 5)	100,310
Payable for Directors'/Trustees' fees	637
Net payable for daily variation margin	457,839
Accrued expenses	133,023
TOTAL LIABILITIES		7,263,152
Net assets for 595,824,940 shares outstanding		$1,111,089,988
Net Assets Consist of:
Paid-in capital		$1,211,258,311
Net unrealized depreciation of investments and futures contracts		(12,660,300)
Accumulated net realized loss on investments, options, and futures contracts		(87,008,880)
Distributions in excess of net investment income		(499,143)
TOTAL NET ASSETS		$1,111,089,988
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($649,516,168 ÷ 348,321,512 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$1.86
Offering price per share		$1.86
Redemption proceeds per share		$1.86
Institutional Service Shares:
Net asset value per share ($253,690,130 ÷ 136,035,807 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$1.86
Offering price per share		$1.86
Redemption proceeds per share		$1.86
Class A Shares:
Net asset value per share ($207,883,690 ÷ 111,467,621 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$1.86
Offering price per share (100/98.00 of $1.86) [1]		$1.90
Redemption proceeds per share		$1.86

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2005 (unaudited)

Investment Income:
Interest (including income on securities loaned of $195)			$18,139,071
Dividends (received from affiliated Issuers) (Note 5)			1,280,320
TOTAL INCOME			19,419,391
Expenses:
Investment adviser fee (Note 5)		$3,712,868
Administrative personnel and services fee (Note 5)		496,905
Custodian fees		32,830
Transfer and dividend disbursing agent fees and expenses		150,220
Directors'/Trustees' fees		6,530
Auditing fees		10,201
Legal fees		5,146
Portfolio accounting fees		82,621
Distribution services fee--Institutional Service Shares (Note 5)		378,039
Distribution services fee--Class A Shares (Note 5)		393,309
Shareholder services fee--Institutional Shares (Note 5)		841,232
Shareholder services fee--Institutional Service Shares (Note 5)		371,364
Shareholder services fee--Class A Shares (Note 5)		327,757
Share registration costs		23,570
Printing and postage		20,576
Insurance premiums		8,883
Taxes		93,029
Miscellaneous		7,863
TOTAL EXPENSES		6,962,943
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,429,754)
Waiver of administrative personnel and services fee	(25,371)
Waiver of distribution services fee--Institutional Service Shares	(75,608)
Waiver of shareholder services fee--Institutional Shares	(841,232)
TOTAL WAIVERS		(3,371,965)
Net expenses			3,590,978
Net investment income			15,828,413
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(9,119,417)
Net realized gain on futures contracts			2,636,347
Net change in unrealized depreciation of investments			(266,689)
Net change in unrealized depreciation of futures contracts			754,296
Net realized and unrealized loss on investments and futures contracts			(5,995,463)
Change in net assets resulting from operations			$9,832,950

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2005	Year Ended 9/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,828,413	$42,731,607
Net realized loss on investments and futures contracts	(6,483,070)	(23,772,348)
Net change in unrealized appreciation/depreciation of investments and futures contracts	487,607	44,594
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,832,950	19,003,853
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,650,324)	(21,371,761)
Institutional Service Shares	(3,655,501)	(10,612,472)
Class A Shares	(3,037,171)	(9,399,869)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,342,996)	(41,384,102)
Share Transactions:
Proceeds from sale of shares	267,255,685	1,345,921,286
Net asset value of shares issued to shareholders in payment of distributions declared	8,426,801	22,269,647
Cost of shares redeemed	(546,109,113)	(1,827,234,202)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(270,426,627)	(459,043,269)
Change in net assets	(276,936,673)	(481,423,518)
Net Assets:
Beginning of period	1,388,026,661	1,869,450,179
End of period (including undistributed (distributions in excess of) net investment income of $(499,143) and $15,440, respectively)	$1,111,089,988	$1,388,026,661

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2005 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Class A Shares. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. U.S. government securities, listed corporate bonds, other fixed-income, and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended March 31, 2005, the Fund had realized gains of $2,636,347 on future contracts.

At March 31, 2005, the Fund had the following open futures contracts:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Appreciation (Depreciation)
June 2005	100 U.S. Treasury Note 10-Year Futures	Short	$ 52,344
June 2005	550 U.S Treasury Note 5-Year Futures	Short	232,031
June 2005	650 U.S. Treasury Note 2-Year Futures	Short	335,156
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$619,531

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2005, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
AQ Finance NIM Trust 2002-N6, Class NOTE, 3.5%, 12/25/2007	12/5/2002	$ 7,107
Bayview Financial Acquisition Trust 1998-11, Class MII, 3.6%, 5/25/20229	3/12/1999	275,577
Bayview Financial Acquisition Trust 1998-1, Class MII1, 7.52%, 5/25/2029	12/8/1998	436,241
C-BASS ABS LLC (Series 1999-3), Class B1, 6.72%, 1/28/2029	7/9/1999	892,452
Chase Funding Net Interest Margin Trust, Class NOTE, 3.75%, 3/27/2035	1/10/2005	1,055,258
First Franklin NIM Trust 2004-FF1, Class N1, 4.50%, 11/25/2034	3/31/2004	1,108,601
First Franklin NIM Trust 2004-FF7, Class A, 5.00%, 9/27/2034	9/9/2004	4,204,617
First Franklin NIM Trust 2004-FFA, Class A, 5.00%, 3/27/2024	3/11/2004	179,663
First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002 - 3/12/2003	2,814,264
First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	6/10/2002	219,824
Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	791,140
Long Beach Asset Holding Corp. 2003-3, Class N1, 7.26%, 7/25/2033	6/13/2003	188,888
Long Beach Asset Holding Corp. 2004-1, Class N1, 3.05%, 2/25/2009	1/30/2004	6,820,597
Long Beach Asset Holding Corp. 2004-5, Class A, 5.00%, 9/25/2034	9/15/2004 - 9/17/2004	3,541,091
Option One Mortgage Securities, Inc. 2003-5, Class NOTE, 6.90%, 7/26/2033	7/25/2003	303,907
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	2/12/1999	3,588
Saxon Net Interest Margin Trust, Class A, 6.656%, 8/26/2033	9/23/2003	316,989

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 3/31/2005		Year Ended 9/30/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	83,409,554	$155,953,746	301,123,823	$567,967,989
Shares issued to shareholders in payment of distributions declared	2,052,222	3,834,220	4,187,086	7,895,708
Shares redeemed	(110,565,719)	(206,707,644)	(365,094,240)	(688,673,420)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(25,103,943)	$(46,919,678)	(59,783,331)	$(112,809,723)

	Six Months Ended 3/31/2005		Year Ended 9/30/2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	29,773,509	$55,670,159	138,606,910	$261,740,851
Shares issued to shareholders in payment of distributions declared	1,112,760	2,079,217	3,440,222	6,491,949
Shares redeemed	(80,217,281)	(149,909,335)	(279,876,275)	(528,390,506)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(49,331,012)	$(92,159,959)	(137,829,143)	$(260,157,706)

	Six Months Ended 3/31/2005		Year Ended 9/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	29,756,019	$55,631,780	273,266,033	$516,212,446
Shares issued to shareholders in payment of distributions declared	1,345,067	2,513,364	4,178,438	7,881,990
Shares redeemed	(101,365,868)	(189,492,134)	(323,266,319)	(610,170,276)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(70,264,782)	$(131,346,990)	(45,821,848)	$(86,075,840)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(144,699,737)	$(270,426,627)	(243,434,322)	$(459,043,269)

4. FEDERAL TAX INFORMATION

At March 31, 2005, the cost of investments for federal tax purposes was $1,120,486,390. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $13,279,831. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,990,351 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,270,182.

At September 30, 2004, the Fund had a capital loss carryforward of $59,151,214 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405
2010	$ 7,077,772
2011	$36,010,762
2012	$14,355,274

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Prime Value Obligations Fund	$396,129
High Yield Bond Portfolio	$273,267
Federated Mortgage Core Portfolio	$610,924

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended March 31, 2005, FSC retained $566,195 of fees paid by the Fund.

Sales Charges

For the six months ended March 31, 2005, FSC retained $670 in sales charges from the sales of Class A Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended March 31, 2005, FSSC did not retain any fees paid by the fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended March 31, 2005, were as follows:

Purchases	$167,589,110
Sales	$287,066,722

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q788

28411 (5/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2005		2004	2003	2002	2001	2000	[1]
Net Asset Value, Beginning of Period	$1.87		$1.90	$1.93	$1.98	$1.96	$1.96
Income From Investment Operations:
Net investment income	0.03		0.05	0.06	0.09	0.13	0.08
Net realized and unrealized gain (loss) on investments, options and futures contracts	(0.01)		(0.03)	(0.03)	(0.05)	0.02	0.00	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.02		0.02	0.03	0.04	0.15	0.08
Less Distributions:
Distributions from net investment income	(0.03)		(0.05)	(0.06)	(0.09)	(0.13)	(0.08)
Net Asset Value, End of Period	$1.86		$1.87	$1.90	$1.93	$1.98	$1.96
Total Return [3]	0.90%		1.24%	1.80%	2.00%	7.91%	4.40%

Ratios to Average Net Assets:
Expenses	0.35	% [4]	0.35%	0.35%	0.37%	0.35%	0.35	% [4]
Net investment income	2.78	% [4]	2.89%	3.28%	4.47%	6.40%	7.37	% [4]
Expense waiver/reimbursement [5]	0.65	% [4]	0.65%	0.62%	0.60%	0.70%	0.72	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$649,516		$699,984	$823,087	$887,733	$216,859	$48,736
Portfolio turnover	15%		39%	63%	28%	22%	43%

1 Reflects operations for the period from February 22, 2000 (date of initial public investment) to September 30, 2000.

2 Represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2005		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.87		$1.90	$1.93	$1.98	$1.96	$1.98
Income From Investment Operations:
Net investment income	0.02		0.05	0.06	0.08	0.12	0.13
Net realized and unrealized gain (loss) on investments, options and and futures contracts	(0.01)		(0.04)	(0.03)	(0.05)	0.02	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.01		0.01	0.03	0.03	0.14	0.11
Less Distributions:
Distributions from net investment income	(0.02)		(0.04)	(0.06)	(0.08)	(0.12)	(0.13)
Distributions from net realized gain on investments and futures contracts	--		--	--	--	--	(0.00	) [1]
TOTAL DISTRIBUTIONS	(0.02)		(0.04)	(0.06)	(0.08)	(0.12)	(0.13)
Net Asset Value, End of Period	$1.86		$1.87	$1.90	$1.93	$1.98	$1.96
Total Return [2]	0.68%		0.78%	1.35%	1.54%	7.43%	5.95%

Ratios to Average Net Assets:
Expenses	0.80	% [3]	0.80%	0.80%	0.82%	0.80%	0.80%
Net investment income	2.33	% [3]	2.44%	2.87%	4.04%	5.99%	6.61%
Expense waiver/reimbursement [4]	0.45	% [3]	0.45%	0.42%	0.40%	0.50%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$253,690		$347,433	$614,010	$886,440	$517,941	$178,682
Portfolio turnover	15%		39%	63%	28%	22%	43%

1 Represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2004	Ending Account Value 3/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,009.00	$1.75
Institutional Service Shares	$1,000	$1,006.80	$4.00
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.19	$1.77
Institutional Service Shares	$1,000	$1,020.94	$4.03

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.35%
Institutional Service Shares	0.80%

Portfolio of Investments Summary Tables

At March 31, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	46.3%	Aaa	43.2%
AA	4.8%	Aa	8.8%
A	23.2%	A	20.0%
BBB	15.1%	Baa	14.9%
BB	0.1%	Ba	0.1%
B	0.2%	B	0.2%
CCC	0.1%	Caa	0.1%
CC	0.0%	Ca	0.0%
C	0.0%	C	0.0%
D	0.0%	D	0.0%
Not Rated by S&P 3	0.7%	Not Rated by Moody's 3	3.2%
Cash Equivalents [4]	9.2%	Cash Equivalents [4]	9.2%
Other Assets and Liabilities--Net [5]	0.3%	Other Assets and Liabilities--Net [5]	0.3%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total net assets, 0.1% are fixed-income securities (excluding cash equivalents) that do not have long-term, credit-quality ratings by either of these NRSROs.

2 As of the date specified above, the Fund owned shares of affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

5 See Statement of Assets and Liabilities.

At March 31, 2005, the Fund's portfolio composition 6 was as follows:

Security	Percentage of Total Net Assets [2]
Corporate Debt Securities	37.8%
Mortgage-Backed Securities [7]	15.3%
Asset-Backed Securities	36.0%
U.S. Treasury and Agency Securities [8]	1.4%
Cash Equivalents [4]	9.2%
Other Assets and Liabilities--Net [5]	0.3%
TOTAL	100.0%

6 This table depicts the Fund's portfolio composition by security type. Unless otherwise noted, these security types correspond with the security types listed in the Portfolio of Investments which follows.

7 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

8 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

Portfolio of Investments

March 31, 2005 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--3.7%
		Federal National Mortgage Association--3.7%
$17,922,740		FNMA ARM 544848, 3.822%, 4/1/2030	$18,258,137
7,791,499		FNMA ARM 544872, 3.971%, 7/1/2034	7,914,710
3,492,742		FNMA ARM 556379, 3.422%, 5/1/2040	3,526,436
9,942,646		FNMA ARM 618128, 3.368%, 8/1/2033	9,995,844
996,172		FNMA ARM 638822, 4.970%, 6/1/2032	1,027,513
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $40,731,555)	40,722,640
		ASSET-BACKED SECURITIES--35.8%
		Auto Receivables--16.6%
3,953,567		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	3,987,475
2,000,000		Americredit Automobile Receivables Trust 2004-1, Class A3, 3.22%, 7/6/2008	1,987,555
6,000,000		Americredit Automobile Receivable Trust 2005-AX, Class A3, 3.63%, 1/6/2010	5,909,220
2,000,000		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	1,979,120
3,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	3,500,525
4,500,000		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	4,423,454
2,247,113		Capital One Auto Finance Trust 2002-B, Class A3A, 2.71%, 10/16/2006	2,247,140
3,263,835		Capital One Auto Finance Trust 2003-A, Class A3A, 1.83%, 10/15/2007	3,249,148
5,000,000		Capital One Auto Finance Trust 2004-B, Class A3, 2.96%, 7/15/2008	4,923,100
3,677,542		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.820%, 7/16/2007	3,653,675
4,300,223		DaimlerChrysler Auto Trust 2004-A, Class A2, 1.41%, 11/8/2006	4,286,454
15,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 2.87%, 5/15/2007	15,010,350
3,000,000		Drivetime Auto Owner Trust 2005-A, Class A3, 4.302%, 12/15/2009	3,000,000
2,812,664	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	2,813,712
219,824	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	220,052
857,499		Harley-Davidson Motorcycle Trust 2001-2, Class B, 4.51%, 6/15/2009	857,130
1,004,638		Harley-Davidson Motorcycle Trust 2001-3, Class B, 3.72%, 10/15/2009	996,520
1,847,399		Harley-Davidson Motorcycle Trust 2003-4, Class A1, 1.47%, 4/15/2008	1,835,873
1,503,197		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	1,452,194
4,179,637		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 5/15/2012	4,089,816
6,500,000		Honda Auto Receivables Owner Trust 2003-4, Class A3, 2.190%, 5/15/2007	6,446,960
8,000,000		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	7,918,880
6,578,241	[1,2]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	6,571,916
4,276,038		Long Beach Auto Receivables Trust 2004-A, Class A1, 1.503%, 9/15/2008	4,234,646
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$8,000,000		Long Beach Auto Receivables Trust 2004-C, Class A3, 3.402%, 9/15/2009	$7,914,000
485,697		M&I Auto Loan Trust 2001-1, Class A4, 4.97%, 3/20/2007	485,998
6,910,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	6,934,254
1,113,356		M&I Auto Loan Trust 2003-1, Class A2, 1.60%, 7/20/2006	1,113,233
874,822		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	879,225
3,012,467		Morgan Stanley Auto Loan Trust 2003-HB1, Class A1, 1.46%, 7/16/2007	2,990,201
2,680,044		National City Auto Receivable Trust 2004-A, Class A2, 1.50%, 2/15/2007	2,672,558
673,586		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	675,977
7,000,000		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008	6,871,970
1,000,000		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	985,540
4,000,000		Nissan Auto Receivables Owner Trust 2004-A, Class A3, 2.01%, 11/15/2007	3,926,000
6,000,000		Nissan Auto Lease Trust 2004-A, Class A3, 2.90%, 8/15/2007	5,922,368
7,562,786		Onyx Acceptance Auto Owner Trust 2004-C, Class A2, 2.39%, 9/25/2007	7,537,224
4,673,132		Toyota Auto Receivables Owner Trust 2003-A, Class A, 2.83%, 3/15/2007	4,676,964
3,483,313		USAA Auto Owner Trust 2004-1, Class A2, 1.43%, 9/15/2006	3,472,723
8,000,000		Volkswagen Auto Lease Trust 2004-A, Class A4A, 3.09%, 8/20/2010	7,851,280
762,696		WFS Financial Owner Trust 2002-2, Class A3, 3.81%, 2/20/2007	763,993
5,865,000		WFS Financial Owner Trust 2002-3, Class A4, 3.50%, 2/20/2010	5,859,194
10,000,000		WFS Financial Owner Trust 2003-1, Class A4, 2.74%, 9/20/2010	9,830,400
6,000,000		WFS Financial Owner Trust 2005-2, Class A3, 4.16%, 12/17/2007	5,998,140
2,250,000		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007	2,230,654
		TOTAL	185,186,811
		Credit Card--6.6%
4,000,000		ARRAN Master Trust 2000-C, Class C, 3.89%, 9/15/2007	4,006,360
8,000,000		American Express Credit Account Master Trust 2004-5, Class A, 2.90%, 4/15/2012	8,026,240
5,000,000		Bank One Issuance Trust 2004-A2, Class A2, 2.84%, 10/15/2009	5,006,450
7,000,000		Capital One Multi Asset Execution Trust 2003-A6, Class A6, 2.95%, 8/17/2009	6,892,690
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 3.31%, 10/15/2007	3,756,600
4,000,000		Citibank Credit Card Issuance Trust 2002-C1, Class C1, 3.76%, 2/9/2009	4,029,920
15,000,000		Citibank Credit Card Issuance Trust 2003-A2, Class A2, 2.70%, 1/15/2010	14,905,650
10,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 2.48%, 11/25/2013	9,996,568
10,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 3.065%, 10/7/2013	10,068,700
4,000,000		MBNA Credit Card Master Note Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,111,040
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 3.24%, 9/15/2009	2,515,050
		TOTAL	73,315,268
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Equipment Lease--0.7%
$2,500,000		CNH Equipment Trust 2005-A, Class A3, 4.02%, 10/15/2008	$2,483,975
3,399,566		Great America Leasing Receivables 2004-1, Class B, 3.470%, 3/20/2010	3,331,575
2,124,729		Great America Leasing Receivables 2004-1, Class C, 3.710%, 7/20/2011	2,087,886
		TOTAL	7,903,436
		Home Equity Loan--7.6%
7,107	[1]	AQ Finance NIM Trust 2002-N6, Class NOTE, 3.50%, 12/25/2007	7,125
559,526		Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 3.37%, 12/25/2033	559,876
5,000,000		Ameriquest Mortgage Securities, Inc. 2004-IA1, Class A3, 3.50%, 9/25/2034	5,043,550
9,937,346		Amortizing Residential Collateral Trust 2002-BC2, Class AIO, 6.00%, 4/25/2005	1,590
1,761,935		Asset Backed Funding Corp. NIM 2004-OPT 1, Class N1, 4.55%, 11/26/2033	1,752,161
11,283,819		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE3, Class 2AIO, 5.00%, 4/15/2005	8,801
291,616	[1]	Bayview Financial Acquisition Trust 1998-1, Class MII1, 3.60%, 5/25/2029	282,118
437,197	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	448,049
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 2.727%, 3/25/2020	991,719
1,053,940	[1]	Chase Funding Net Interest Margin Trust, Class NOTE, 3.75%, 3/27/2035	1,052,370
57,938		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	58,096
3,441,006		Countrywide Asset Backed Certificates 2004-4, Class A, 3.220%, 8/25/2034	3,449,849
3,260,476		Fifth Third Home Equity Loan Trust 2003-1, Class A, 3.10%, 9/20/2023	3,266,715
2,876,571		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 3.20%, 3/25/2034	2,882,413
1,362,420		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 3.09%, 11/25/2034	1,362,207
4,000,000		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF3, Class A2C, 3.33%, 5/25/2034	4,026,252
6,000,000		First Franklin Mortgage Loan Asset Backed Certificates 2005-FF1, Class A2B, 3.07%, 1/4/2010	5,993,436
1,111,612	[1]	First Franklin NIM Trust 2004-FF1, Class N1, 4.50%, 11/25/2034	1,109,909
4,195,274	[1]	First Franklin NIM Trust 2004-FF7, Class A, 5.00%, 9/27/2034	4,181,553
179,888	[1]	First Franklin NIM Trust 2004-FFA, Class A, 5.00%, 3/27/2024	179,888
188,894	[1]	Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	189,261
6,820,597	[1]	Long Beach Asset Holdings Corp. 2004-1, Class N1, 3.050%, 2/25/2009	6,825,631
3,533,416	[1]	Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	3,520,382
648,410		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	650,841
109,415		NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	26,260
5,754,158		Novastar Home Equity Loan 2004-4 A1B, Class A1B, 3.25%, 11/17/2034	5,768,198
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$303,907	[1]	Option One Mortgage Securities, Inc. 2003-5, Class NOTE, 6.90%, 7/26/2033	$305,807
1,956,804		Option One Mortgage Loan Trust 2005-1, Class A1B, 3.18%, 3/22/2035	1,961,716
7,946,145		Quest Trust 2004 - X1, Class A, 3.18%, 3/25/2034	7,961,084
7,600,000		Residential Asset Mortgage Products, Inc. 2003-RS10, Class AI2, 3.12%, 5/25/2025	7,575,064
32,724,200		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AIO, 5.75%, 7/25/2005	465,273
6,895,263		Residential Asset Securitization Trust 2003-KS6, Class A2, 3.15%, 8/25/2033	6,908,192
4,875,629		Saxon Asset Securities Trust 2005-1, Class A1, 3.08%, 3/25/2035	4,884,698
316,989	[1]	Saxon Net Interest Margin Trust, Class A, 6.656%, 8/26/2033	318,574
11,646,538		Structured Asset Securities Corp. 2002-HF1, Class AIO, 6.00%, 5/25/2005	104,225
		TOTAL	84,122,883
		Manufactured Housing--0.9%
26,439		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	26,530
1,832,997		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	1,921,605
6,924,523		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	7,421,842
174,099		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	169,567
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 5.345%, 6/7/2016	514,914
		TOTAL	10,054,458
		Other--2.4%
164,230		ACAS Business Loan Trust 2003-1A, Class A, 3.40%, 4/20/2014	164,098
9,000,000		CIT Equipment Collateral 2004-VT1, Class A3, 2.20%, 3/20/2008	8,860,175
10,000,000		CNH Equipment Trust 2004-A, Class A3B, 2.95%, 10/15/2008	9,915,300
791,226	[1]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	792,236
3,500,000		Mellon Bank Premium Finance Loan Master Trust 2002-1, Class A, 3.31%, 12/17/2007	3,503,605
3,000,000		Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 3.78%, 6/15/2009	3,004,050
		TOTAL	26,239,464
		Rate Reduction Bond--1.0%
8,395,736		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	8,245,200
2,694,678		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	2,755,605
		TOTAL	11,000,805
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $402,196,809)	397,823,125
Principal Amount			Value
		GOVERNMENT AGENCIES--1.4%
		Federal National Mortgage Association--1.4%
$16,000,000		Federal National Mortgage Association, Unsecd. Note, 2.50%, 6/15/2006 (IDENTIFIED COST $15,944,219)	$15,770,080
		CORPORATE BONDS--37.6%
		Basic Industries - Chemicals--0.4%
4,300,000		Praxair, Inc., 2.75%, 6/15/2008	4,098,975
		Capital Goods - Aerospace & Defense--0.9%
2,250,000		Boeing Capital Corp., 5.65%, 5/15/2006	2,291,648
7,500,000		General Dynamics Corp., 2.125%, 5/15/2006	7,362,075
		TOTAL	9,653,723
		Capital Goods - Diversified Manufacturing--0.3%
3,000,000	[1,2]	Tyco International Group SA, Note, 4.436%, 6/15/2007	3,002,547
		Capital Goods - Environmental--0.5%
5,000,000		Waste Management Inc., Note, 7.00%, 10/15/2006	5,200,200
		Communications - Media & Cable--1.3%
3,750,000		Comcast Corp., 6.375%, 1/30/2006	3,823,313
2,000,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	2,046,040
6,000,000	[1,2]	Cox Communications, Inc., 3.55%, 12/14/2007	6,039,738
2,340,000		Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005	2,411,627
		TOTAL	14,320,718
		Communications - Media Noncable--1.7%
7,000,000		Clear Channel Communications, Inc., 3.125%, 2/1/2007	6,794,123
7,700,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	7,910,364
4,000,000		Univision Communications, Inc., Unsecd. Note, 2.875%, 10/15/2006	3,920,692
		TOTAL	18,625,179
		Communications - Telecom Wireless--1.8%
7,500,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	7,509,675
2,600,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	2,673,863
10,000,000		Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006	10,200,100
		TOTAL	20,383,638
		Communications - Telecom Wirelines--1.3%
2,000,000		BellSouth Corp., 2.92%, 11/15/2007	2,000,780
7,250,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	7,386,590
4,600,000		Telefonos de Mexico, 8.25%, 1/26/2006	4,754,192
		TOTAL	14,141,562
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--3.1%
$5,600,000		American Honda Finance Corp., 3.85%, 11/6/2008	$5,496,512
3,000,000		DaimlerChrysler North America Holding Corp., 7.75%, 6/15/2005	3,026,430
4,070,000		DaimlerChrysler North America Holding Corp., Floating Rate Note, 3.20%, 3/7/2007	4,078,913
5,000,000		Ford Motor Credit Co., 3.92%, 9/28/2007	4,879,290
6,330,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	6,176,675
5,000,000		General Motors Acceptance Corp., Floating Rate Note, 3.92%, 10/20/2005	4,989,370
500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	503,576
5,000,000	[1,2]	VW Credit, Inc., 2.93%, 7/21/2005	5,012,200
		TOTAL	34,162,966
		Consumer Cyclical - Entertainment--1.3%
7,000,000		AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	7,150,570
7,000,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	7,050,610
		TOTAL	14,201,180
		Consumer Cyclical - Retailers--2.7%
9,100,000		CVS Corp., 5.625%, 3/15/2006	9,254,427
4,097,000		Nordstrom, Inc., Sr. Note, 5.625%, 1/15/2009	4,241,296
7,100,000		Target Corp., 3.375%, 3/1/2008	6,929,387
10,000,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	10,021,800
		TOTAL	30,446,910
		Consumer Non-Cyclical Food/Beverage--1.9%
4,000,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	3,926,920
7,500,000		General Mills, Inc., 3.875%, 11/30/2007	7,405,800
10,000,000		Kellogg Co., Note, 6.00%, 4/1/2006	10,207,000
		TOTAL	21,539,720
		Consumer Non-Cyclical Healthcare--0.3%
4,000,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	3,880,120
		Consumer Non-Cyclical Products--0.9%
7,500,000		Gillette Co., 2.875%, 3/15/2008	7,236,975
2,500,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,435,375
		TOTAL	9,672,350
		Consumer Non-Cyclical Supermarkets--0.2%
2,000,000		Safeway Inc., 6.15%, 3/1/2006	2,035,580
		Energy - Independent--0.3%
3,988,800	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	3,767,222
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--1.4%
$8,500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	$8,328,215
7,000,000		Conoco, Inc., 5.45%, 10/15/2006	7,148,540
		TOTAL	15,476,755
		Energy - Refining--0.5%
5,000,000		Valero Energy Corp., 7.375%, 3/15/2006	5,151,200
		Financial Institution - Banking--3.7%
7,500,000		Household Finance Corp., Note, 6.50%, 1/24/2006	7,660,875
7,600,000		Mellon Funding Corp., 7.50%, 6/15/2005	7,665,436
7,600,000		PNC Funding Corp., 5.75%, 8/1/2006	7,772,596
2,000,000		US Banc Cap I, Company Guarantee, 8.27%, 12/15/2026	2,211,760
7,600,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	7,750,936
7,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	7,603,950
		TOTAL	40,665,553
		Financial Institution - Brokerage--1.9%
5,550,000	[1,2]	Goldman Sachs Group LP, 6.75%, 2/15/2006	5,683,700
7,500,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	8,110,275
7,600,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	7,772,444
		TOTAL	21,566,419
		Financial Institution - Finance Noncaptive--2.2%
7,100,000		American Express Co., 3.75%, 11/20/2007	6,983,063
3,650,000		Capital One Bank, Sr. Note, 8.25%, 6/15/2005	3,683,142
8,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	8,629,880
5,000,000		SLM Corp., Floating Rate Note, 3.859%, 12/15/2014	4,962,500
		TOTAL	24,258,585
		Financial Institution - Insurance - P&C--0.7%
7,300,000	[1,2]	Allstate Financial Global, Note, (Series 144A), 7.125%, 9/26/2005	7,425,268
		Financial Institution - REITS--1.0%
3,100,000		Archstone-Smith Trust, 3.00%, 6/15/2008	2,959,539
4,000,000		Duke Realty Corp., Floating Rate Note, 3.31%, 12/22/2006	4,001,360
4,655,000		EOP Operating LP, 8.375%, 3/15/2006	4,839,757
		TOTAL	11,800,656
		Foreign-Local-Government--1.4%
7,500,000		Ontario, Province of, 2.35%, 6/30/2006	7,380,825
7,600,000		Quebec, Province of, 5.50%, 4/11/2006	7,732,392
		TOTAL	15,113,217
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--2.5%
$1,000,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	$1,057,730
7,000,000		Deluxe Corp., 3.50%, 10/1/2007	6,811,560
3,750,000		First Data Corp., 3.375%, 8/1/2008	3,626,625
2,800,000		Fiserv, Inc., Note, 4.00%, 4/15/2008	2,742,908
6,650,000		Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005	6,702,402
7,000,000		IBM Corp., 4.125%, 6/30/2005	7,020,230
		TOTAL	27,961,455
		Transportation - Airlines--0.6%
6,750,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	6,925,838
		Transportation - Railroads--0.2%
2,500,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	2,680,975
		Transportation - Services--0.6%
4,000,000		FedEx Corp., Note, 2.65%, 4/1/2007	3,876,840
3,000,000		Hertz Corp., 4.70%, 10/2/2006	2,959,887
		TOTAL	6,836,727
		Utility - Electric--2.0%
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	3,045,930
7,500,000		FPL Group, Inc., 3.25%, 4/11/2006	7,481,850
7,500,000		PSEG Power LLC, 6.875%, 4/15/2006	7,714,650
3,800,000		Pacific Gas & Electric Co., Unsecd. Note, 3.26%, 4/3/2006	3,803,724
		TOTAL	22,046,154
		TOTAL CORPORATE BONDS (IDENTIFIED COST $423,030,309)	417,041,392
		MORTGAGE-BACKED SECURITIES--0.7%
		Federal National Mortgage Association--0.7%
2,665,756		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	2,725,007
1,808,551		Federal National Mortgage Association, Pool 704530, 6.50%, 5/1/2033	1,878,845
3,386,791		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	3,518,426
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,157,197)	8,122,278
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.7%
		Federal Home Loan Mortgage Corporation--1.1%
3,517,625		Federal Home Loan Mortgage Corp. REMIC 2141 NI, 6.00%, 11/15/2027	252,079
1,451,043		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 3.16%, 2/15/2018	1,461,841
2,131,192		Federal Home Loan Mortgage Corp. REMIC SF1 A3, 2.00%, 12/15/2008	2,117,446
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal Home Loan Mortgage Corporation--continued
$3,070,829		Federal Home Loan Mortgage Corp. Structured Pass Through Securities H010, Class A1, 1.582%, 9/15/2008	$3,025,953
5,967,946		Federal Home Loan Mortgage Corp. Structured Pass Through Securities H008, Class A3, 2.29%, 6/15/2007	5,940,023
		TOTAL	12,797,342
		Federal National Mortgage Association--1.2%
13,933,333		Federal National Mortgage Association REMIC 2002-T14 S1, 5.25%, 4/15/2005	1,393
3,947,555		Federal National Mortgage Association REMIC 2003-33 PB, 4.00%, 2/25/2022	3,941,221
9,000,000		Federal National Mortgage Association REMIC 2003-99 TD, 5.00%, 1/25/2024	9,011,170
		TOTAL	12,953,784
		Non-Agency Mortgage--6.4%
745,648		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.234%, 2/25/2033	742,045
1,090,226	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.719%, 1/28/2029	1,013,910
2,803,128		Countrywide Home Loans 2003-15, Class 1A1, 3.35%, 6/25/2018	2,803,128
4,000,000		Crusade Global Trust 2005-1, Class A1, 2.927%, 6/17/2037	4,000,280
4,000,000		Harwood Street Funding I LLC 2004-1, Class CTFS, 3.77%, 9/20/2009	3,982,920
2,146,431		Impac CMB Trust 2002-7, Class A, 3.28%, 11/25/2032	2,146,431
5,329,115		Impac CMB Trust 2004-7, Class 1A2, 3.31%, 11/25/2034	5,338,224
7,574,021		Impac CMB Trust 2004-9, Class 1A2, 3.29%, 2/25/2035	7,589,170
5,746,072		Master Asset Securitization Trust 2003-8, Class 3A2, 3.25%, 9/25/2033	5,746,072
267,823		Nomura Asset Acceptance Corp. 2004-AP1, Class A1, 3.050%, 3/25/2034	267,825
4,164	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.450%, 10/26/2023	3,290
7,989,191		Washington Mutual 2003-AR9, Class A2A, 2.341%, 9/25/2033	7,975,744
6,563,609		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	6,516,830
7,712,088		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	7,632,557
6,360,636		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.39%, 7/25/2034	6,291,997
8,810,204		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.737%, 7/25/2034	8,803,779
		TOTAL	70,854,202
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $99,209,365)	96,605,328
		MUTUAL FUNDS--2.6% [3]
2,457,824		Federated Mortgage Core Portfolio	24,651,970
567,020		High Yield Bond Portfolio	3,872,746
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $28,619,936)	28,524,716
Principal Amount			Value
		REPURCHASE AGREEMENT--9.2%
$102,597,000		Interest in $1,740,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.90%, dated 3/31/2005 to be repurchased at $102,605,265 on 4/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/24/2025, collateral market value $1,774,943,868 (at amortized cost)	$102,597,000
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $1,120,486,390) [4]	1,107,206,559
		OTHER ASSETS AND LIABILITIES - NET--0.3%	3,883,429
		TOTAL NET ASSETS--100%	$1,111,089,988

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2005, these securities amounted to $60,766,458 which represents 5.5% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At March 31, 2005, these securities amounted to $37,502,591 which represents 3.4% of total net assets.

3 Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $1,120,486,390.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
FNMA	--Federal National Mortgage Association
NIM	--Net Interest Margin
OPT	--Option
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2005 (unaudited)

Assets:
Total investments in securities, at value including $28,524,716 of investments in affiliated issuers (Note 5) (identified cost $1,120,486,390)		$1,107,206,559
Cash		15,703
Income receivable		8,928,539
Receivable for investments sold		3,941
Receivable for shares sold		2,198,398
TOTAL ASSETS		1,118,353,140
Liabilities:
Payable for shares redeemed	$5,241,386
Income distribution payable	1,228,379
Payable for distribution services fee (Note 5)	101,578
Payable for shareholder services fee (Note 5)	100,310
Payable for Directors'/Trustees' fees	637
Net payable for daily variation margin	457,839
Accrued expenses	133,023
TOTAL LIABILITIES		7,263,152
Net assets for 595,824,940 shares outstanding		$1,111,089,988
Net Assets Consist of:
Paid-in capital		$1,211,258,311
Net unrealized depreciation of investments and futures contracts		(12,660,300)
Accumulated net realized loss on investments, options and futures contracts		(87,008,880)
Distributions in excess of net investment income		(499,143)
TOTAL NET ASSETS		$1,111,089,988
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($649,516,168 ÷ 348,321,512 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$1.86
Offering price per share		$1.86
Redemption proceeds per share		$1.86
Institutional Service Shares:
Net asset value per share ($253,690,130 ÷ 136,035,807 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$1.86
Offering price per share		$1.86
Redemption proceeds per share		$1.86
Class A Shares:
Net asset value per share ($207,883,690 ÷ 111,467,621 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$1.86
Offering price per share (100/98.00 of $1.86) [1]		$1.90
Redemption proceeds per share		$1.86

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2005 (unaudited)

Investment Income:
Interest (including income on securities loaned of $195)			$18,139,071
Dividends (received from affiliated Issuers) (Note 5)			1,280,320
TOTAL INCOME			19,419,391
Expenses:
Investment adviser fee (Note 5)		$3,712,868
Administrative personnel and services fee (Note 5)		496,905
Custodian fees		32,830
Transfer and dividend disbursing agent fees and expenses		150,220
Directors'/Trustees' fees		6,530
Auditing fees		10,201
Legal fees		5,146
Portfolio accounting fees		82,621
Distribution services fee--Institutional Service Shares (Note 5)		378,039
Distribution services fee--Class A Shares (Note 5)		393,309
Shareholder services fee--Institutional Shares (Note 5)		841,232
Shareholder services fee--Institutional Service Shares (Note 5)		371,364
Shareholder services fee--Class A Shares (Note 5)		327,757
Share registration costs		23,570
Printing and postage		20,576
Insurance premiums		8,883
Taxes		93,029
Miscellaneous		7,863
TOTAL EXPENSES		6,962,943
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,429,754)
Waiver of administrative personnel and services fee	(25,371)
Waiver of distribution services fee--Institutional Service Shares	(75,608)
Waiver of shareholder services fee--Institutional Shares	(841,232)
TOTAL WAIVERS		(3,371,965)
Net expenses			3,590,978
Net investment income			15,828,413
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(9,119,417)
Net realized gain on futures contracts			2,636,347
Net change in unrealized depreciation of investments			(266,689)
Net change in unrealized depreciation of futures contracts			754,296
Net realized and unrealized loss on investments and futures contracts			(5,995,463)
Change in net assets resulting from operations			$9,832,950

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2005	Year Ended 9/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,828,413	$42,731,607
Net realized loss on investments and futures contracts	(6,483,070)	(23,772,348)
Net change in unrealized appreciation/depreciation of investments and futures contracts	487,607	44,594
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,832,950	19,003,853
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,650,324)	(21,371,761)
Institutional Service Shares	(3,655,501)	(10,612,472)
Class A Shares	(3,037,171)	(9,399,869)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,342,996)	(41,384,102)
Share Transactions:
Proceeds from sale of shares	267,255,685	1,345,921,286
Net asset value of shares issued to shareholders in payment of distributions declared	8,426,801	22,269,647
Cost of shares redeemed	(546,109,113)	(1,827,234,202)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(270,426,627)	(459,043,269)
Change in net assets	(276,936,673)	(481,423,518)
Net Assets:
Beginning of period	1,388,026,661	1,869,450,179
End of period (including undistributed (distributions in excess of) net investment income of $(499,143) and $15,440, respectively)	$1,111,089,988	$1,388,026,661

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2005 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Class A Shares. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. U.S. government securities, listed corporate bonds, other fixed-income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended March 31, 2005, the Fund had realized gains of $2,636,347 on future contracts.

At March 31, 2005, the Fund had the following open futures contracts:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Appreciation (Depreciation)
June 2005	100 U.S. Treasury Note 10-Year Futures	Short	$ 52,344
June 2005	550 U.S Treasury Note 5-Year Futures	Short	232,031
June 2005	650 U.S. Treasury Note 2-Year Futures	Short	335,156
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$619,531

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2005, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
AQ Finance NIM Trust 2002-N6, Class NOTE, 3.5%, 12/25/2007	12/5/2002	$7,107
Bayview Financial Acquisition Trust 1998-11, Class MII, 3.6%, 5/25/2029	3/12/1999	275,577
Bayview Financial Acquisition Trust 1998-1, Class MII1, 7.52%, 5/25/2029	12/8/1998	436,241
C-BASS ABS LLC (Series 1999-3), Class B1, 6.72%, 1/28/2029	7/9/1999	892,452
Chase Funding Net Interest Margin Trust, Class NOTE, 3.75%, 3/27/2035	1/10/2005	1,055,258
First Franklin NIM Trust 2004-FF1, Class N1, 4.50%, 11/25/2034	3/31/2004	1,108,601
First Franklin NIM Trust 2004-FF7, Class A, 5.00%, 9/27/2034	9/9/2004	4,204,617
First Franklin NIM Trust 2004-FFA, Class A, 5.00%, 3/27/2024	3/11/2004	179,663
First Tennessee Financial Auto Securitization Trust 2002-A, Class A 3.55%, 7/15/2008	6/10/2002 - 3/12/2003	2,814,264
First Tennessee Financial Auto Securitization Trust 2002-A, Class B 4.05%, 7/15/2008	6/10/2002	219,824
Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	791,140
Long Beach Asset Holding Corp. 2003-3, Class N1, 7.26%, 7/25/2033	6/13/2003	188,888
Long Beach Asset Holding Corp. 2004-1, Class N1, 3.05%, 2/25/2009	1/30/2004	6,820,597
Long Beach Asset Holding Corp. 2004-5, Class A, 5.00%, 9/25/2034	9/15/2004 - 9/17/2004	3,541,091
Option One Mortgage Securities, Inc. 2003-5, Class NOTE, 6.90%, 7/26/2033	7/25/2003	303,907
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	2/12/1999	3,588
Saxon Net Interest Margin Trust, Class A, 6.656%, 8/26/2033	9/23/2003	316,989

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 3/31/2005		Year Ended 9/30/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	83,409,554	$155,953,746	301,123,823	$567,967,989
Shares issued to shareholders in payment of distributions declared	2,052,222	3,834,220	4,187,086	7,895,708
Shares redeemed	(110,565,719)	(206,707,644)	(365,094,240)	(688,673,420)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(25,103,943)	$(46,919,678)	(59,783,331)	$(112,809,723)

	Six Months Ended 3/31/2005		Year Ended 9/30/2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	29,773,509	$55,670,159	138,606,910	$261,740,851
Shares issued to shareholders in payment of distributions declared	1,112,760	2,079,217	3,440,222	6,491,949
Shares redeemed	(80,217,281)	(149,909,335)	(279,876,275)	(528,390,506)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(49,331,012)	$(92,159,959)	(137,829,143)	$(260,157,706)

	Six Months Ended 3/31/2005		Year Ended 9/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	29,756,019	$55,631,780	273,266,033	$516,212,446
Shares issued to shareholders in payment of distributions declared	1,345,067	2,513,364	4,178,438	7,881,990
Shares redeemed	(101,365,868)	(189,492,134)	(323,266,319)	(610,170,276)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(70,264,782)	$(131,346,990)	(45,821,848)	$(86,075,840)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(144,699,737)	$(270,426,627)	(243,434,322)	$(459,043,269)

4. FEDERAL TAX INFORMATION

At March 31, 2005, the cost of investments for federal tax purposes was $1,120,486,390. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $13,279,831. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,990,351 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,270,182.

At September 30, 2004, the Fund had a capital loss carryforward of $59,151,214 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405
2010	$ 7,077,772
2011	$36,010,762
2012	$ 14,355,274

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Prime Value Obligations Fund	$396,129
High Yield Bond Portfolio	$273,267
Federated Mortgage Core Portfolio	$610,924

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended March 31, 2005, FSC retained $566,195 of fees paid by the Fund.

Sales Charges

For the six months ended March 31, 2005, FSC retained $670 in sales charges from the sales of Class A Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended March 31, 2005, FSSC did not retain any fees paid by the fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended March 31, 2005, were as follows:

Purchases	$167,589,110
Sales	$287,066,722

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q606
Cusip 31428Q879

G02603-01 (5/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        May 25, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        May 25, 2005